Prospectus Supplement

July 8, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 8, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Limited Duration Portfolio
(collectively, the "Portfolios")

Divya Chhibba no longer manages the Portfolios. As a result, effective immediately, all references to Ms. Chhibba are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFTCOREPLSFXDSUMSPT-6/14

Statement of Additional Information Supplement

July 8, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 8, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2014

Divya Chhibba no longer manages the Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio and Limited Duration Portfolio. As a result, effective immediately, all references to Ms. Chhibba are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.